Financial risk management - Credit risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Total Outstanding	$ 1,752,500	$ 1,531,200
Amount of credit to customers guaranteed by credit insurance	$ 133,100
Weighted average duration of invetsment in debt instruments	1 year 8 months 12 days
AA- to AAA
Disclosure of credit risk exposure [line items]
Total Outstanding	$ 1,058,700	986,900
A- to A+
Disclosure of credit risk exposure [line items]
Total Outstanding	381,800	295,600
BBB- to BBB+
Disclosure of credit risk exposure [line items]
Total Outstanding	$ 312,000	$ 248,700